Investment Strategy	Apr. 28, 2025
Sweep Shares Prospectus | Schwab Government Money Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the fund invests in U.S. government securities, such as:
•
U.S. Treasury bills and notes

•
other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks

•
repurchase agreements that are collateralized fully by cash and/ or U.S. government securities

•
obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities

The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
Although the income from U.S. Treasury securities is exempt from state and local income taxes, the fund invests in non-U.S. Treasury investments, which include repurchase agreements, that are not exempt from state and local income taxes. Further, during unusual market conditions, the fund may invest a greater portion of its assets in investments that are not exempt from state and local income taxes as a temporary defensive measure.
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.

Schwab Prime Advantage Money Fund | Schwab Prime Advantage Money Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:
•
commercial paper, including asset-backed commercial paper

•
promissory notes

•
certificates of deposit and time deposits

•
variable- and floating-rate debt securities

•
bank notes and bankers’ acceptances

•
repurchase agreements

•
obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.
The fund may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the fund may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price by operating as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds.
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.

Schwab Government Money Fund - Investor & Ultra Shares | Schwab Government Money Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the fund invests in U.S. government securities, such as:
•
U.S. Treasury bills and notes

•
other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks

•
repurchase agreements that are collateralized fully by cash and/ or U.S. government securities

•
obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities

The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
Although the income from U.S. Treasury securities is exempt from state and local income taxes, the fund invests in non-U.S. Treasury investments, which include repurchase agreements, that are not exempt from state and local income taxes. Further, during unusual market conditions, the fund may invest a greater portion of its assets in investments that are not exempt from state and local income taxes as a temporary defensive measure.
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.

Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy. The full faith and credit backing is the strongest backing offered by the U.S. government, and traditionally is considered by investors to be the highest degree of safety as far as the payment of principal and interest.
Based on the fund manager’s view of market conditions for U.S. Treasury securities, the fund may invest up to 20% of its net assets in: (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, and repurchase agreements backed by such obligations; and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. By investing primarily in full faith and credit U.S. government investments and repurchase agreements backed by such investments, the fund seeks to provide safety as to its assets. The portfolio manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
Although the income from U.S. Treasury securities is exempt from state and local income taxes, the fund invests in non-U.S. Treasury investments, which include repurchase agreements, that are not exempt from state and local income taxes. Further, during unusual market conditions, the fund may invest a greater portion of its assets in investments that are not exempt from state and local income taxes as a temporary defensive measure.
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.

Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the fund invests in U.S. government securities, such as:
•
U.S. Treasury bills and notes

•
other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks

•
repurchase agreements that are collateralized fully by cash and/ or U.S. government securities

•
obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities

The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
Although the income from U.S. Treasury securities is exempt from state and local income taxes, the fund invests in non-U.S. Treasury investments, which include repurchase agreements, that are not exempt from state and local income taxes. Further, during unusual market conditions, the fund may invest a greater portion of its assets in investments that are not exempt from state and local income taxes as a temporary defensive measure.
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.

Schwab U.S. Treasury Money Fund | Schwab U.S. Treasury Money Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash and/or government securities (including bills and notes); under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury securities (excluding cash). With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy. The full faith and credit backing is the strongest backing offered by the U.S. government, and traditionally is considered by investors to be the highest degree of safety as far as the payment of principal and interest.
Based on the fund manager’s view of market conditions for U.S. Treasury securities, the fund may invest up to 20% of its net assets in: (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks; and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. By investing primarily in full faith and credit U.S. government investments, the fund seeks to provide maximum safety as to its assets. The portfolio manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
Because the income from U.S. Treasury securities is exempt from state and local income taxes, the fund generally expects that the majority of the dividends it pays will be exempt from those taxes as well. (Dividends still will be subject to federal income tax.) However, the fund may invest up to 20% of its net assets in non-U.S. Treasury investments that are not exempt from state and local income taxes. Further, during unusual market conditions, the fund may invest a greater portion of its assets in investments that are not exempt from state and local income taxes as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents, repurchase agreements or other high quality short-term investments. The only repurchase agreements that the fund will invest in are those with the Federal Reserve Bank of New York that are fully collateralized by U.S. Treasury securities.
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.

Schwab AMT Tax-Free Money Fund | Schwab AMT Tax-Free Money Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the fund invests in money market securities from states and municipal agencies around the country and from
U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes; revenue bonds, which typically are backed by a stream of revenue from a given source, such as a public water system or hospital; municipal commercial paper and municipal notes; and municipal leases, which may be used to finance construction or equipment purchases. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax (AMT). Up to 20% of the fund’s net assets may be invested in securities subject to federal income tax (including the federal alternative minimum tax (AMT)), such as government securities or repurchase agreements. When the fund makes such investments, a higher portion of the fund’s distributions will likely be subject to federal income tax or the federal alternative minimum tax.
The fund may purchase certain variable-rate demand securities issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on the variable-rate demand securities will be exempt from federal income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements from U.S. and/or non-U.S. entities, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price by operating as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds.
For temporary defensive purposes during unusual market conditions, the fund may invest in excess of 20% of the fund’s assets in securities subject to federal income tax (including the federal alternative minimum tax), or may hold any portion of the fund’s assets in cash. When the fund engages in such activities, it may not achieve its investment goal.

Schwab Municipal Money Fund | Schwab Municipal Money Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the fund invests in municipal money market securities from states and municipal agencies around the country and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes; revenue bonds, which typically are backed by a stream of revenue from a given source, such as a public water system or hospital; municipal commercial paper and municipal notes; and municipal leases, which may be used to finance construction or equipment purchases. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal money market securities the interest from which is exempt from federal income tax. Up to 20% of the fund’s net assets may be invested in securities subject to federal income tax, such as government securities or repurchase agreements. When the fund makes such investments, a higher portion of the fund’s distributions will likely be subject to federal income tax.
The fund may purchase certain variable-rate demand securities issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on the variable-rate demand securities will be exempt from federal income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements from U.S. and/or non-U.S. entities, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price by operating as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds.
For temporary defensive purposes during unusual market conditions, the fund may invest in excess of 20% of the fund’s assets in securities subject to federal income tax, or may hold any portion of the fund’s assets in cash. When the fund engages in such activities, it may not achieve its investment goal.

Schwab California Municipal Money Fund | Schwab California Municipal Money Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the fund invests in money market securities from California issuers and from municipal agencies, U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes; revenue bonds, which typically are backed by a stream of revenue from a given source, such as a public water system or hospital; municipal commercial paper and municipal notes; and municipal leases, which may be used to finance construction or equipment purchases. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal money market securities the interest from which is exempt from federal and California personal income tax. Up to 20% of the fund’s net assets may be invested in securities subject to federal income tax and/or California personal income tax, such as non-California municipal obligations, government securities or repurchase agreements. When the fund makes such investments, a higher portion of the fund’s distributions will likely be subject to federal income tax and/or California personal income tax.
The fund may purchase certain variable-rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of California tax-exempt municipal bonds. It is anticipated that the interest on the variable-rate demand securities will be exempt from federal income tax and California personal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements from U.S. and/or non-U.S. entities, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price by operating as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds.
For temporary defensive purposes during unusual market conditions, the fund may invest in excess of 20% of the fund’s assets in securities subject to federal income tax and/or California personal income tax, or may hold any portion of the fund’s assets in cash. When the fund engages in such activities, it may not achieve its investment goal.

Schwab New York Municipal Money Fund | Schwab New York Municipal Money Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the fund invests in money market securities from New York issuers and from municipal agencies, U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes; revenue bonds, which typically are backed by a stream of revenue from a given source, such as a public water system or hospital; municipal commercial paper and municipal notes; and municipal leases, which may be used to finance construction or equipment purchases. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal money market securities the interest from which is exempt from federal income and New York state and local income tax. Up to 20% of the fund’s net assets may be invested in securities subject to federal income tax and/or New York state and local income tax, such as non-New York municipal obligations, government securities or repurchase agreements. When the fund makes such investments, a higher portion of the fund’s distributions will likely be subject to federal income tax and/or New York state and local income tax.
The fund may purchase certain variable-rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of New York tax-exempt municipal bonds. It is anticipated that the interest on the variable-rate demand securities will be exempt from federal and New York State income tax. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements from U.S. and/or non-U.S. entities, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price by operating as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds.
For temporary defensive purposes during unusual market conditions, the fund may invest in excess of 20% of the fund’s assets in securities subject to federal income tax and/or New York state and local income tax, or may hold any portion of the fund’s assets in cash. When the fund engages in such activities, it may not achieve its investment goal.